SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of General and Administrative Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of supplementary financial statement information [Abstract]
Payroll and related expenses	$ 2,098	$ 1,881	$ 2,510
Professional fees	1,044	1,193	1,142
Insurance	603	298	221
Depreciation	70	78	27
Other	99	366	535
General and administrative expenses	$ 3,914	$ 3,816	$ 4,435